Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Acquisitions [Abstract]
Acquisitions

7.ACQUISITIONS

The Company acquired four individually immaterial non-hazardous solid waste collection, transfer, recycling and disposal businesses during the three months ended March 31, 2023.  The total transaction-related expenses incurred during the three months ended March 31, 2023 for these acquisitions were $2,081. These expenses are included in Selling, general and administrative expenses in the Company’s Condensed Consolidated Statements of Net Income.

The Company acquired four individually immaterial non-hazardous solid waste collection, transfer and recycling businesses during the three months ended March 31, 2022.  The total transaction-related expenses incurred during the three months ended March 31, 2022 for these acquisitions were $4,540. These expenses are included in Selling, general and administrative expenses in the Company’s Condensed Consolidated Statements of Net Income.

The results of operations of the acquired businesses have been included in the Company’s Condensed Consolidated Financial Statements from their respective acquisition dates. The Company expects these acquired businesses to contribute towards the achievement of the Company’s strategy to expand through acquisitions. Goodwill acquired is attributable to the synergies and ancillary growth opportunities expected to arise after the Company’s acquisition of these businesses.

The following table summarizes the consideration transferred to acquire these businesses and the preliminary amounts of identifiable assets acquired and liabilities assumed at the acquisition dates for the acquisitions consummated in the three months ended March 31, 2023 and 2022:

	2023	2022
	Acquisitions	Acquisitions
Fair value of consideration transferred:
Cash	$144,611	$355,212
Debt assumed	17,097	—
	161,708	355,212

Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts receivable	3,882	9,211
Prepaid expenses and other current assets	2,290	2,059
Restricted investments	5,462	—
Operating lease right-of-use assets	587	1,715
Property and equipment	67,201	89,565
Long-term franchise agreements and contracts	58,630	4,994
Customer lists	1,527	38,944
Permits and other intangibles	2,403	34,245
Accounts payable and accrued liabilities	(4,159)	(20,382)
Current portion of operating lease liabilities	(53)	(830)
Deferred revenue	(761)	(3,077)
Contingent consideration	(6,000)	(5,000)
Long-term portion of operating lease liabilities	(534)	(885)
Other long-term liabilities	(4,543)	(631)
Deferred income taxes	(1,077)	(9,317)
Total identifiable net assets	124,855	140,611
Goodwill	$36,853	$214,601

Goodwill acquired during the three months ended March 31, 2023 and 2022, totaling $36,853 and $80,455, respectively, is expected to be deductible for tax purposes. The fair value of acquired working capital related to 10 individually immaterial acquisitions completed during the twelve months ended March 31, 2023, is provisional pending receipt of information from the acquirees to support the fair value of the assets acquired and liabilities assumed. Any adjustments recorded relating to finalizing the working capital for these 10 acquisitions are not expected to be material to the Company’s financial position.

The gross amount of trade receivables due under contracts acquired during the three months ended March 31, 2023, was $4,164, of which $282 was expected to be uncollectible. The gross amount of trade receivables due under contracts acquired during the three months ended March 31, 2022, was $11,412, of which $2,201 was expected to be uncollectible. The Company did not acquire any other class of receivable as a result of the acquisition of these businesses.

8.     ACQUISITIONS

The Company recognizes, separately from goodwill, the identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values. The Company measures and recognizes goodwill as of the acquisition date as the excess of:  (a) the aggregate of the fair value of consideration transferred, the fair value of the noncontrolling interest in the acquiree (if any) and the acquisition date fair value of the Company’s previously held equity interest in the acquiree (if any), over (b) the fair value of assets acquired and liabilities assumed. If information about facts and circumstances existing as of the acquisition date is incomplete by the end of the reporting period in which a business combination occurs, the Company will report provisional amounts for the items for which the accounting is incomplete. The measurement period ends once the Company receives the information it was seeking; however, this period will not exceed one year from the acquisition date. Any material adjustments recognized during the measurement period will be reflected prospectively in the period the adjustment is identified in the consolidated financial statements. The Company recognizes acquisition-related transaction costs as expense.

The Company acquired 24 individually immaterial non-hazardous solid waste collection, transfer, recycling and disposal businesses during the year ended December 31, 2022. The total transaction-related expenses incurred during the year ended December 31, 2022 for these acquisitions was $24,933. These expenses are included in Selling, general and administrative expenses in the Company’s Consolidated Statements of Net Income.

The Company acquired 30 individually immaterial non-hazardous solid waste collection, transfer, recycling and disposal businesses during the year ended December 31, 2021. The purchase consideration recorded during this period for nine of the acquired businesses included contingent consideration based upon the receipt of contract assignments and the achievement of certain targets, including future asset and revenue growth. The fair value of the total contingent consideration recorded during the year ended December 31, 2021 of $31,616 was determined using probability assessments of the expected future cash flows over a one to two year period in which the obligations are expected to be settled, and applying an average discount rate of 1.5%.  As of December 31, 2022, $12,993 of the obligations recognized at the purchase date have been paid and the remaining obligations have not materially changed.  Any changes in the fair value of the contingent consideration subsequent to the acquisition date will be charged or credited to expense until the contingency is settled.  The total transaction-related expenses incurred during the year ended December 31, 2021 for these acquisitions were $11,318. These expenses are included in Selling, general and administrative expenses in the Company’s Consolidated Statements of Net Income.

The Company acquired 21 individually immaterial non-hazardous solid waste collection, transfer, recycling and disposal businesses during the year ended December 31, 2020.  The total transaction-related expenses incurred during the year ended December 31, 2020 for these acquisitions was $9,803. These expenses are included in Selling, general and administrative expenses in the Company’s Consolidated Statements of Net Income.

The results of operations of the acquired businesses have been included in the Company’s consolidated financial statements from their respective acquisition dates. The Company expects these acquired businesses to contribute towards the achievement of the Company’s strategy to expand through acquisitions. Goodwill acquired is attributable to the synergies and ancillary growth opportunities expected to arise after the Company’s acquisition of these businesses.

The following table summarizes the consideration transferred to acquire these businesses and the amounts of identifiable assets acquired and liabilities assumed at the acquisition dates for the acquisitions consummated in the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
	Acquisitions	Acquisitions	Acquisitions
Fair value of consideration transferred:
Cash	$2,206,901	$960,449	$388,789
Debt assumed	127,136	108,345	91,349
Change in open working capital settlements at year end	—	—	1,505
	2,334,037	1,068,794	481,643

Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts receivable	49,696	33,236	13,759
Prepaid expenses and other current assets	9,428	4,866	4,509
Restricted investments	7,469	—	—
Operating lease right-of-use assets	4,707	5,972	5,247
Property and equipment	1,073,155	394,687	173,394
Long-term franchise agreements and contracts	239,866	134,827	59,149
Indefinite-lived intangibles	—	9,557	13,465
Customer lists	74,940	75,612	48,512
Permits and other intangibles	187,107	116,967	10,507
Other assets	243	77	389
Accounts payable and accrued liabilities	(56,633)	(37,827)	(14,174)
Current portion of operating lease liabilities	(1,546)	(1,370)	(509)
Deferred revenue	(10,761)	(8,389)	(1,821)
Contingent consideration	(6,642)	(31,616)	(4,688)
Long-term portion of operating lease liabilities	(3,161)	(4,602)	(4,738)
Other long-term liabilities	(6,915)	(13,976)	(2,136)
Deferred income taxes	(51,507)	(63,822)	(4,525)
Total identifiable net assets	1,509,446	614,199	296,340
Goodwill	$824,591	$454,595	$185,303

Goodwill acquired in 2022 totaling $510,755 is expected to be deductible for tax purposes. Goodwill acquired in 2021 totaling $187,287 is expected to be deductible for tax purposes. Goodwill acquired in 2020 totaling $169,147 is expected to be deductible for tax purposes. The fair value of acquired working capital related to 17 individually immaterial acquisitions completed during the year ended December 31, 2022, is provisional pending receipt of information from the acquirees to support the fair value of the assets acquired and liabilities assumed. Any adjustments recorded relating to finalizing the working capital for these 17 acquisitions are not expected to be material to the Company’s financial position.

The gross amount of trade receivables due under contracts acquired during the year ended December 31, 2022, was $54,332, of which $4,636 was expected to be uncollectible. The gross amount of trade receivables due under contracts acquired during the year ended December 31, 2021, was $36,645, of which $3,409 was expected to be uncollectible. The gross amount of trade receivables due under contracts acquired during the year ended December 31, 2020, was $13,854, of which $95 was expected to be uncollectible. The Company did not acquire any other class of receivable as a result of the acquisition of these businesses.